Description of Business, Organization and Significant Concentrations and Risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2019
PRC | Maximum
Variable Interest Entity
Amount insured by government authority | ¥	¥ 500,000
HKSAR | Maximum
Variable Interest Entity
Amount insured by government authority | $		$ 500,000
Huanqiuyimeng
Variable Interest Entity
Acquisition date	Aug. 06, 2019
Percentage of equity interest acquired	100.00%	100.00%	100.00%